FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171


DATE OF REPORTING PERIOD:                               MARCH 31, 2005

         COMMON STOCK - 98.63%
         Advertising Industry -- 0.44%
   1,300 Monster Worldwide, Inc. ........................  $    36,413
   1,200 Omnicom Group...................................      106,224
                                                           -----------
                                                               142,637

         Air Transport Industry -- 0.23%
   1,400 Delta Air Lines Incorporated....................        5,670
   2,200 Gateway, Incorporated...........................        8,844
   4,050 Southwest Airlines Company......................       57,672
                                                           -----------
                                                                72,186

         Auto & Truck Industry -- 0.11%
     500 Cummins Inc.....................................       35,175

         Auto Parts (OEM) Industry -- 0.23%
     700 Arvinmeritor....................................       10,829
     600 Superior Industries International...............       15,846
   1,300 Synovus Financial Corporation...................       36,218
   1,800 Visteon Corp....................................       10,278
                                                           -----------
                                                                73,171

         Auto Parts (Replacement) Industry -- 2.29%
  16,850 Genuine Parts Company...........................      732,807

         Bank Industry -- 10.22%
   5,100 BB&T Corporation................................      199,308
  28,202 Bank of America Corporation.....................    1,243,708
   3,000 Bank of New York Company Incorporated...........       87,150
     900 Capital One Financial...........................       67,293
     600 Keycorp.........................................       19,470
   1,100 M & T Bank Corp. ...............................      112,266
   1,100 PNC Bank Corporation............................       56,628
     900 State Str Corp..................................       39,348
   1,500 Suntrust Banks..................................      108,105
   8,200 Wachovia Corporation (New) .....................      417,462
   5,704 Washington Mutual Incorporated..................      225,308
  11,700 Wells Fargo and Company.........................      699,660
                                                           -----------
                                                             3,275,706

         Bank (Midwest) Industry -- 2.35%
   1,100 Comerica Incorporated...........................       60,588
   2,700 Fifth Third Bankcorp............................      116,046
   5,400 Mellon Bank Corporation.........................      154,116
   3,700 National City Corporation.......................      123,950
   1,100 Northern Trust..................................       47,784
   8,728 US Bankcorp (New) ..............................      251,541
                                                           -----------
                                                               754,025

         Beverage (Soft Drink) Industry -- 2.56%
   2,500 Coca Cola Enterprises Incorporated..............       51,300
  14,510 Pepsico Incorporated............................      769,465
                                                           -----------
                                                               820,765
         Business Services (Other) Industry -- 0.14%
   1,300 Sungard Data....................................       44,850

         Chemical (Diversified) Industry -- 0.72%
   2,700 Air Products and Chemicals Incorporated.........      170,883
   1,400 Millipore Corporation...........................       60,760
                                                           -----------
                                                               231,643

         Chemical (Specialty) Industry -- 0.46%
   2,600 Praxair Incorporated............................      124,436
     400 Sigma Aldrich Corporation.......................       24,500
                                                           -----------
                                                               148,936

         Communication (Other) Industry -- 0.01%
   2,200 Ciena Corporation...............................        3,784

         Computer Integrated Systems Design Industry -- 0.07%
     600 Fiserv Inc. Company.............................       23,880

         Computer & Peripherals Industry -- 3.62%
   3,200 3Com Corporation................................       11,392
   4,000 Apple Computer Incorporated.....................      166,680
  15,400 Dell Inc. ......................................      591,668
   7,400 EMC Corporation/Mass............................       91,168
  10,100 Hewlett Packard Company.........................      221,594
   1,800 Ingram Micro Inc. ..............................       30,006
     124 MIPS Technologies, Inc. ........................        1,426
     900 Silicon Graphics Incorporated...................        1,071
  11,200 Sun Microsystems Incorporated...................       45,248
                                                           -----------
                                                             1,160,253

         Computer Networks Industry -- 0.19%
   1,200 Comverse........................................       30,264
   1,100 Network Appliance Incorporated..................       30,426
                                                           -----------
                                                                60,690

         Computer Related Business Services (Not Elsewhere
         Classified) Industry -- 0.08%
     300 Adaptec Inc Com.................................        1,437
   2,700 Siebel System...................................       24,651
                                                           -----------
                                                                26,088

         Computer Software & Services Industry -- 6.69%
     800 Adobe Sys Incorporated..........................       53,736
   2,600 Automatic Data Processing Incorporated..........      116,870
     400 Citrix Systems Incorporated.....................        9,528
   3,750 Computer Associates International...............      101,625
   3,000 Compuware Corporation...........................       21,600
   3,685 First Data Corporation..........................      144,857
  52,600 Microsoft Corporation...........................    1,271,342
      49 Napster, Incorporated...........................          319
     900 Nvidia Corp.....................................       21,384
  25,400 Oracle Corporation..............................      316,992
   3,691 Veritas Software Company........................       85,705
                                                           -----------
                                                             2,143,958

         Consumer & Business Services Industry -- 0.24%
   1,500 Paychex Inc Com.................................       49,230
     200 Reynolds & Reynolds.............................        5,412
     800 Robert Half Intl................................       21,568
                                                           -----------
                                                                76,210

         Diversified Company Industry -- 0.56%
   2,100 Hillenbrand Industries..........................      116,487
   2,500 Service Corporation International...............       18,700
   1,700 Thermo Electron Corporation.....................       42,993
                                                           -----------
                                                               178,180

         Drug Industry -- 3.52%
   1,600 AmerisourceBergen Corp..........................       91,664
   4,600 Amgen Incorporated..............................      267,766
   4,400 Eli Lilly and Company...........................      229,240
   4,200 Forest Labs Inc.................................      155,190
     700 Genzyme Corporation - General Division..........       40,068
     200 Indevus Pharmaceuticals.........................          556
   1,200 King Pharmaceuticals............................        9,972
   1,049 Medco Health Solutions, Inc. ...................       51,999
   8,700 Merck and Company Incorporated..................      281,619
                                                           -----------
                                                             1,128,074

         Drugstore Industry -- 1.67%
   2,200 Longs Drugstores Corporation....................       75,284
     800 Rite Aid Corporation............................        3,168
  10,300 Walgreen Company................................      457,526
                                                           -----------
                                                               535,978

         Electric and Other Utility Services Combined Industry --
         0.11%
   4,500 Calpine Corp....................................       12,600
   2,100 Sierra Pacific Resources, Incorporated..........       22,575
                                                           -----------
                                                                35,175

         Electric Utility (West) Industry -- 0.48%
   7,000 Puget Energy Inc. ..............................      154,280

         Electrical Equipment Industry -- 1.01%
   1,600 Avnet Inc Com...................................       29,472
   1,800 Emerson Electric Company........................      116,874
   1,600 Grainger, WW Incorporated.......................       99,632
   1,600 Maxim Integrated Products.......................       65,392
     300 Qlogic Corp.....................................       12,150
                                                           -----------
                                                               323,520

         Electronics Industry -- 0.02%
     200 Scientific Atlanta..............................        5,644

         Entertainment Industry -- 0.10%
     839 Metro Goldwyn Mayer.............................       10,026
     800 Univision.......................................       22,152
                                                           -----------
                                                                32,178

         Environmental Industry -- 0.51%
   7,200 AutoNation Incorporated.........................      136,368
   1,000 Flowserve Corp..................................       25,870
                                                           -----------
                                                               162,238

         Financial Services Industry -- 4.91%
   7,800 American Express Company........................      400,686
   1,700 Deluxe Corporation..............................       67,762
   3,400 Franklin Resources Incorporated.................      233,410
     338 Gartner Group, Inc. Class B.....................        3,160
   1,000 H&R Block Incorporated..........................       50,580
     900 Janus Capital...................................       12,555
   5,400 MBNA Corporation................................      132,570
   6,040 Morgan Stanley Dean Witter......................      345,790
     400 Price T Rowe....................................       23,752
   2,100 Prudential Financial............................      120,540
  17,550 Schwab (Chas) Corporation.......................      184,451
                                                           -----------
                                                             1,575,256

         Food Processing Industry -- 3.32%
   1,100 Campbell Soup...................................       31,922
   4,400 General Mills Incorporated......................      216,260
   3,100 Kellogg Company.................................      134,137
   9,000 The Hershey Company.............................      544,140
   2,100 Wm Wrigley Jr Company...........................      137,697
                                                           -----------
                                                             1,064,156

         Food Wholesalers Industry -- 1.33%
  11,900 Sysco Corporation...............................      426,020

         Foreign Telecommunication Industry -- 0.09%
  10,400 Nortel Networks Corporation.....................       28,392

         Furniture/Home Furnishings Industry -- 0.13%
   1,400 Leggett & Platt.................................       40,432

         Grocery Industry -- 0.11%
   1,652 Albertsons Incorporated.........................       34,114

         Healthcare Info Systems Industry -- 0.42%
   3,600 McKesson HBOC Incorporated......................      135,900

         Home Appliance Industry -- 0.11%
     500 Maytag Corporation..............................        6,985
     400 Whirlpool Corporation...........................       27,092
                                                           -----------
                                                                34,077

         Homebuilding Industry -- 0.11%
   1,200 D.R. Horton Inc.................................       35,088

         Household Products Industry -- 0.14%
   1,982 Newell Rubbermaid Incorporated..................       43,485

         Industrial Services Industry -- 0.11%
     600 Nabors Inds Inc.................................       35,484

         Insurance (Diversified) Industry -- 4.38%
  11,773 American International Group....................      652,342
   1,200 Lincoln National Corporation....................       54,168
   4,000 Lowe's Companies Incorporated...................      228,360
     600 MBIA Inc .......................................       31,368
   1,500 MGIC Investment Corporation.....................       92,505
   2,400 Marsh and Mclennan Companies....................       73,008
   4,213 St. Paul Travelers Companies....................      154,743
   7,000 UnumProvident Corporation.......................      119,140
                                                           -----------
                                                             1,405,634

         Insurance (Life) Industry -- 0.42%
   2,000 AFLAC Incorporated..............................       74,520
     900 Jefferson Pilot Corporation.....................       44,145
   1,000 Providian Corporation...........................       17,160
                                                           -----------
                                                               135,825

         Insurance (Property/Casualty) Industry -- 2.25%
   4,400 Allstate Corporation............................      237,864
   1,100 American National Insurance.....................      116,490
     900 Chubb Corporation...............................       71,343
     630 Cincinnati Financial............................       27,474
   1,400 Hartford Financial Services Group...............       95,984
   1,500 Progressive Corp,Ohio...........................      137,640
     700 Safeco Corporation..............................       34,097
                                                           -----------
                                                               720,892

         Internet Auction Industry -- 0.40%
   3,400 EBay Incorporated...............................      126,684

         Internet Services Industry-- 0.39%
   3,700 Yahoo Incorporated..............................      125,430

         Machinery Industry -- 0.23%
     200 Snap On Incorporated............................        6,358
   1,500 Stanley Works...................................       67,905
                                                           -----------
                                                                74,263

         Machinery (Construction & Mining) Industry -- 0.44%
   2,100 Deere and Company...............................      140,973

         Management Services Industry -- 0.20%
   1,300 Convergys Corporation...........................       19,409
   1,000 KLA-Tencor Corporation..........................       46,010
                                                           -----------
                                                                65,419

         Manufacturing - Communication/Industrial Products Industry
         -- 0.02%
   4,700 JDS Uniphase....................................        7,849

         Manufacturing - Electronics (General) Industry -- 0.43%
   2,100 American Power Conversion.......................       54,915
   3,125 Molex Incorporated..............................       82,375
                                                           -----------
                                                               137,290

         Manufacturing - Electronics (Not Elsewhere Classified)
         Industry -- 0.40%
     400 Novelluss Systems, Inc. ........................       10,692
   6,125 Symbol Technical................................       88,751
     900 Thomas and Betts Corporation....................       29,070
                                                           -----------
                                                               128,513

         Manufacturing (General) Industry -- 0.53%
   1,800 Diebold, Inc....................................       98,730
     900 Lexmark International...........................       71,973
                                                           -----------
                                                               170,703

         Medical - Clinical Supplies & Services Industry -- 0.19%
     400 Laboratory Corp.................................       19,280
     400 Quest Diagnostics Incorporated..................       42,052
                                                           -----------
                                                                61,332

         Medical Services Industry -- 1.57%
   2,600 IMS Health......................................       63,414
   4,600 United Healthcare Corporation...................      438,748
                                                           -----------
                                                               502,162

         Medical Supplies Industry --  5.12%
   8,100 Abbott Laboratories.............................      377,622
   2,200 Baxter International Incorporated...............       74,756
     700 Becton Dickinson and Company....................       40,894
   3,475 Biomet, Incorporated............................      126,143
   4,800 Boston Scientific Corporation...................      140,592
   1,000 Guidant Corporation.............................       73,900
   7,600 Medtronic Incorporated..........................      387,220
   9,400 Stryker Corporation.............................      419,334
     116 Viasys Healthcare, Inc. ........................        2,213
                                                           -----------
                                                             1,642,674

         Metal Fabricating Industry -- 1.31%
   4,700 Illinois Tool Works Incorporated................      420,791

         Metals & Mining (Diversified) Industry -- 0.50%
   4,000 Inco Limited....................................      159,200

         Natural Gas (Distribution) Industry -- 0.44%
   4,600 WGL Holdings....................................      142,416

         Natural Gas (Diversified) Industry -- 0.67%
   5,500 Keyspan Corporation.............................      214,335

         Newspaper Industry -- 0.76%
   2,500 Gannett Incorporated............................      197,700
   1,190 Tribune Company.................................       47,445
                                                           -----------
                                                               245,145

         Office Equipment & Supplies Industry -- 1.06%
   2,300 Ikon Office Solutions Incorporated..............       22,747
     400 Imagistics International........................       13,972
   1,000 Office Depot Incorporated.......................       22,180
   5,000 Pitney Bowes Incorporated.......................      225,600
     700 Staples Incorporated............................       22,001
   2,100 Xerox Corporation...............................       31,815
                                                           -----------
                                                               338,315

         Oil and Mining Services Industry -- 0.09%
   3,200 Global Inds Ltd.................................       30,080

         Oil Exploration Industry -- 0.03%
     212 Cimarex Energy Co. .............................        8,268

         Oilfield Services/Equipment Industry -- 0.85%
     200 Cooper Cameron Corporation......................       11,442
     400 Ensco International Incorporated................       15,064
   1,266 Global Santa Fe Corporation.....................       46,893
     400 Helmerich and Payne Incorporated................       15,876
     595 National-Oil Well Incorproated..................       27,786
     600 Noble Corporation...............................       33,726
     700 Rowan Companies Incorporated....................       20,951
   1,936 Transocean Inc. ................................       99,627
                                                           -----------
                                                               271,365

         Packaging & Container Industry -- 1.16%
   3,100 Aptargroup Inc. ................................      161,138
   1,800 Bemis Company Incorporated......................       56,016
   2,700 Sealed Air Corporation..........................      140,238
     550 Sonoco Products Company.........................       15,868
                                                           -----------
                                                               373,260

         Paper & Forest Products Industry -- 0.19%
      48 Kadant, Inc.....................................          890
   1,700 Plum Creek Timber...............................       60,690
                                                           -----------
                                                                61,580

         Petroleum (Integrated) Industry -- 1.88%
  10,116 Devon Energy Corporation........................      483,039
   1,200 Murphy Oil Corporation..........................      118,476
                                                           -----------
                                                               601,515

         Petroleum (Producing) Industry -- 1.44%
   5,664 Anadarko Petroleum Corporation..................      431,030
     600 Pogo Producing Company..........................       29,544
                                                           -----------
                                                               460,574

         Pharmaceutical Research and Development Industry -- 0.06%
     580 Hospira Incorporated............................       18,717

         Publishing Industry -- 0.27%
   1,000 Mcgraw Hill Company Incorporated................       87,250

         Railroad Industry -- 0.78%
   2,300 CSX Corp........................................       95,795
   4,200 Norfolk Southern Corporation....................      155,610
                                                           -----------
                                                               251,405

         Real Estate Investment Trust Industry -- 0.50%
   5,300 Equity Office Properties........................      159,689

         Real Estate (Other) Industry -- 1.32%
  11,200 AMB Property....................................      423,360

         Recreation Industry -- 0.03%
   2,000 Six Flags Inc...................................        8,240

         Rental & Leasing Industry -- 0.08%
   1,200 United Rentals..................................       24,252

         Restaurant Industry -- 0.07%
     700 Darden Restaurants Inc. ........................       21,476

         Retail Building Supply Industry -- 1.48%
  12,400 Home Depot Incorporated.........................      474,176

         Retail (Special Lines) Industry -- 0.12%
   1,100 Tiffany & Co ...................................       37,972


         Retail Store Industry -- 1.89%
   1,400 American Eagle..................................       41,370
     800 BJ's Wholesale Club Incorporated................       24,848
   4,300 Borders Group, Incorporated.....................      114,466
   1,600 CVS Corporation.................................       84,192
   2,176 Dollar General..................................       47,676
   4,200 Federated Department Stores.....................      267,288
     100 Foot Locker Inc. ...............................        2,930
     271 Neiman Marcus Class B...........................       24,458
                                                           -----------
                                                               607,228

         Retail - Televisions, Radios, and Electronics Industry --
         0.32%
   1,050 Best Buy........................................       56,711
   2,500 Circuit City Corporation........................       40,125
     200 RadioShack Corporation..........................        4,900
                                                           -----------
                                                               101,736


         Securities Brokerage Industry -- 0.75%
   4,200 Merrill Lynch and Company Incorporated..........      237,720
      87 Piper Jaffray Companies.........................        3,183
                                                           -----------
                                                               240,903

         Semiconductor Industry -- 2.43%
   1,800 Altera..........................................       35,604
   2,200 Analog Devices Incorporated.....................       79,508
   1,200 Broadcom Corp...................................       35,904
  21,500 Intel Corporation...............................      499,445
   1,800 LSI Logic.......................................       10,062
   2,200 Micron Technology Incorporated..................       22,748
     947 Mykrolis Corporation............................       13,542
   1,800 National Semiconductor Company..................       37,098
   1,500 Xilinx Inc Com..................................       43,845
                                                           -----------
                                                               777,756

         Semiconductor Capital Equipment Industry -- 0.30%
   5,900 Applied Materials Incorporated..................       95,875

         Steel (General) Industry -- 0.02%
     400 Worthington Industries Incorporated.............        7,712

         Telecommunication Equipment Industry -- 1.55%
   1,400 ADC Telecommunications..........................        2,786
   1,800 Agilent Technologies Incorporated...............       39,960
     300 Andrew Corporation..............................        3,513
  24,700 Cisco Systems Incorporated......................      441,883
   1,400 Tellabs Incorporated............................       10,220
                                                           -----------
                                                               498,362

         Telecommunication Services Industry -- 4.20%
   6,500 A T & T Corporation.............................      121,875
   1,800 Alltel Corporation..............................       98,730
  10,700 Bellsouth Corporation...........................      281,303
   2,900 Nextel Communication............................       82,418
   5,600 Qualcomm Incorporated...........................      205,128
  14,747 SBC Communications Incorporated.................      349,356
   9,100 Sprint Corporation (FON Group) .................      207,025
                                                           -----------
                                                             1,345,835

         Thrift Industry -- 2.73%
   4,300 Federal Home Loan Mortgage Association..........      271,760
  11,100 Federal National Mortgage Association...........      604,395
                                                           -----------
                                                               876,155

         Toiletries/Cosmetics Industry -- 0.83%
   6,200 Avon Products Incorporated......................      266,228

         Transportation Industry -- 0.56%
   3,100 Harley-Davidson Inc.............................      179,056

         Transportation Services (Not Elsewhere Classified) Industry
         -- 1.58%
   1,278 Sabre Holdings Corporation......................       27,963
   6,600 United Parcel Service...........................      480,084
                                                           -----------
                                                               508,047


         COMMON STOCK - UNITED  Total....................   31,618,352



         CASH, RECEIVABLES & LIABILITIES 1.37%
         Cash & Other Assets Less Liabilities............      439,247



         TOTAL PORTFOLIO................................. $ 32,057,600

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.